RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of major related parties and their relationships with the Company

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2022 and 2023:

Name of related parties	Relationship with the Company
Lin BioScience, Inc.	The ultimate controlling shareholder of the Company

Schedule of related party balances

	As of December 31,
	2022	2023
Due from related parties
Lin BioScience, Inc.	$2	$18

Schedule of related party transactions

	Years ended December 31,
	2021	2022	2023
Lin BioScience, Inc.:
Research and Development Expense	$183	$140	$63
Reimbursement for Expense	$—	$32	$46